Offerings - Offering: 1	Sep. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A common shares, par value $0.01 per share
Amount Registered | shares	10,350,000
Proposed Maximum Offering Price per Unit	32.25
Maximum Aggregate Offering Price	$ 333,787,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 46,097.00
Offering Note	(1) The Registrant is hereby registering the sale by the Selling Shareholder identified in this Prospectus Supplement of up to 10,350,000 of our Class A common shares held by such Selling Shareholder, including up to 1,350,000 Class A common shares that may be purchased by the underwriter upon the exercise of its option to purchase additional Class A common shares from such Selling Shareholder. (2) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(r) and Rule 457(o) under the Securities Act of 1933, as amended.